Mar. 01, 2021
HARBOR MID CAP GROWTH FUNDHARBOR SMALL CAP VALUE FUNDMay 19, 2021Harbor Mid Cap Growth FundThe Board of Trustees of Harbor Funds (the “Board”) has approved a change in Harbor Mid Cap Growth Fund’s (the “Fund”) name and principal investment strategy, together with certain related changes. Effective on or about September 1, 2021 (the “Effective Date”), the Fund will be renamed the Harbor Disruptive Innovation Fund and will no longer have a policy to invest, under normal market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in securities of mid cap companies. As of the Effective Date, the Fund will seek to invest in what it believes to be disruptive and innovative companies of any market capitalization. The Fund’s benchmark index will change from Russell Midcap® Growth Index to the S&P 500 Index and the Russell 3000® Growth Index. There will be no change in the Fund’s investment objective.In connection with the changes noted above, Wellington Management Company LLP (“Wellington”) will no longer serve as the Fund’s suabadviser as of the Effective Date. Instead, the Fund will employ a multi-manager approach to seek to achieve its investment objective, whereby Harbor Capital Advisors, Inc. (the “Adviser”), the Fund’s investment adviser, will manage the Fund’s assets based upon model portfolios provided by multiple non-discretionary subadvisers. The Board has appointed 4BIO Partners LLP (pending approval of its registration as an investment adviser with the Securities and Exchange Commission), NZS Capital, LLC, Sands Capital Management, LLC, Tekne Capital Management, LLC and Westfield Capital Management Company, L.P. to serve as subadvisers to the Fund as of the Effective Date.The Adviser will, starting on the Effective Date, reposition the Fund’s portfolio in accordance with the new investment strategy for the Fund. In connection therewith, the Fund expects to experience portfolio turnover, which will result in higher than normal transaction costs to shareholders and may also result in the realization and/or distribution of higher capital gains than might generally be expected under normal circumstances.In connection with the changes described above, the rate of advisory fees payable by the Fund to the Adviser will be reduced as of the Effective Date from 0.75% to 0.70% annually as a percentage of the Fund’s average net assets. In addition, as of the Effective Date, the Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.50%, 0.58%, 0.83%, and 0.94% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through August 31, 2022.On the Effective Date, a new prospectus (the “New Prospectus”) will replace the existing prospectus for the Fund. You should refer to the New Prospectus for the Fund, when available. Please note that the New Prospectus reflecting the changes for the Fund is not yet effective and that the information in this supplement may be changed at any time prior to the Effective Date. The following is a brief summary of some of the changes that are anticipated to take effect on or after the Effective Date (please refer to the New Prospectus, once available, for a more complete discussion of the Fund’s strategies and risks after the Effective Date).Fees and Expenses of the FundOn the Effective Date, the following will replace the information in the “Fees and Expenses of the Fund” section on page 12 of the Prospectus:This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)RetirementClassInstitutionalClassAdministrativeClassInvestorClassManagement Fees0.70%0.70%0.70%0.70%Distribution and Service (12b-1) FeesNoneNone0.25%0.25%Other Expenses0.08%0.16%0.16%0.27%Total Annual Fund Operating Expenses0.78%0.86%1.11%1.22%Expense Reimbursement(0.28)%(0.28)%(0.28)%(0.28)%Total Annual Fund Operating Expenses After Expense Reimbursement0.50%0.58%0.83%0.94%[1] Restated to reflect current fees.[2] The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any) to 0.50%, 0.58%, 0.83% and 0.94% for the Retirement Class, Institutional Class, Administrative Class and Investor Class, respectively, through August 31, 2022. Only the Fund’s Board of Trustees may modify or terminate this agreement.Expense ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:OneYearThreeYearsFiveYearsTenYearsRetirement$51$221$406$940Institutional$59$246$449$1,035Administrative$85$325$584$1,327Investor$96$360$643$1,453Principal Investment StrategyOn the Effective Date, the following will replace the information in the “Principal Investment Strategy” section on page 12 of the Prospectus: Under normal market conditions, the Fund invests primarily in the equity securities of U.S. companies, principally common and preferred stocks. The Fund seeks to invest in what it believes to be disruptive and innovative companies of any market capitalization. The Fund defines disruptive and innovative companies as those generating secular growth tied to accelerating shifts in the global economy. The Fund may invest up to 25% of its assets in foreign securities, including those located in emerging market countries.The Fund employs a multi-manager approach to achieve its investment objective. The Fund’s investment adviser, Harbor Capital Advisors, Inc. (the “Adviser”) is responsible for selecting and overseeing investment subadvisers (each, a “Subadviser”) for the Fund. Each Subadviser is responsible for providing the Adviser with a model portfolio, which the Adviser will implement in its discretion in managing the Fund. The Adviser is responsible for allocating the Fund’s assets among each Subadviser’s strategy as well as implementing each strategy. The Adviser will determine allocations between each Subadviser’s strategy and adjust those allocations over time based upon its qualitative and quantitative assessment of each strategy and how those strategies work in combination to produce what the Adviser believes is an enhanced investment outcome for the Fund.Holdings are expected to be diversified across sectors, but the Fund may, from time to time, have substantial exposure to a particular sector. Sector allocations are the result of the investment process for the Fund.The equity securities in which the Fund invests include common stocks as well as preferred securities. The Fund may invest in securities issued by real estate investment trusts (REITs). The Fund may also purchase American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and other similar depositary receipts, which are certificates typically issued by a bank or trust company that represent ownership interests in securities issued by a foreign or domestic company.The Adviser has selected 4BIO Partners LLP (“4BIO Capital”), NZS Capital, LLC (“NZS Capital”), Sands Capital Management, LLC (“Sands Capital”), Tekne Capital Management, LLC (“Tekne”) and Westfield Capital Management Company, L.P. (“Westfield”) to each serve as a Subadviser to the Fund.4BIO Capital recommends securities to the Adviser by employing a bottom-up approach to identify companies that reflect 4BIO Capital’s focus on new companies developing emerging technologies to disrupt gene therapy, gene editing, cell therapy, RNA therapy, targeted therapies and microbiome.NZS Capital recommends securities of companies to the Adviser that it believes to be defined by their adaptability, creativity, long-term focus and ability to build win-win outcomes. NZS Capital believes that innovative companies may be enablers that create solutions to problems that were never solved while benefitting from the heightened pace of change.Sands Capital recommends securities to the Adviser based on Sands Capital’s belief that innovation improves upon the status quo, whether the innovations are on a large or small scale. Sands Capital identifies companies that it believes to have a leadership position in a promising business space, a significant competitive advantage, a clear mission, a value-add focus, financial strength and a rational valuation relative to the market and their business prospects.Tekne recommends securities to the Adviser based on Tekne’s belief that an innovative or disruptive company is one that creates, uses or enables technology to change or influence an existing or new workflow, product or service. Tekne relies on its expertise in the telecommunications, media and technology sectors as well as related industries such as fin-tech.Westfield recommends securities to the Adviser based on Westfield’s belief that innovative companies are those providing disruptive products or services to large addressable markets and that maintain a culture of continued innovation as they gain market share. Westfield will primarily focus on U.S. markets with a specialization in technology and health care.Principal RisksOn the Effective Date, the following will be added to the information in the “Principal Risks” section on page 12 of the Prospectus:Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.Foreign Currency Risk: As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.Multi-Manager Risk: The Subadvisers’ investment styles and security recommendations may not always be complementary, which could affect the performance of the Fund. Moreover, the allocation of Fund assets among Subadvisers may lead the Fund to underperform relative to how it could have performed with a different allocation between Subadvisers.Non-Discretionary Implementation Risk: Because the Fund is managed pursuant to model portfolios provided by non-discretionary Subadvisers, it is expected that trades will be effected on a periodic basis and therefore less frequently than would typically be the case if discretionary subadvisers were employed. Given that values of investments change with market conditions, this could cause the Fund’s return to be lower than if the Fund employed discretionary subadvisers.REIT Risk: Investing in real estate investment trusts (REITs) will subject the Fund to additional risks. The REITs in which the Fund invests may decline in value as a result of factors affecting the real estate sector, such as changes in real estate values, changes in property taxes and government regulation affecting zoning, land use and rents, changes in interest rates, changes in the cash flow of underlying real estate assets, levels of occupancy, and market conditions, as well as the management skill and creditworthiness of the issuer. Investments in REITs are also subject to additional risks, including the risk that REITs are unable to generate cash flow to make distributions to unitholders and fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended.Sector Risk: Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.Small Cap Risk: The Fund’s performance may be more volatile because it invests in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.